                       STAG VARIABLE LIFE LAST SURVIVOR II
                             SEPARATE ACCOUNT VL II
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

------------------------------------------------------------------------------------------------------------------
                                    EFFECTIVE DATE
        RATINGS AGENCY                 OF RATING                    RATING                  BASIS OF RATING
------------------------------------------------------------------------------------------------------------------
            Fitch                       9/19/02                       AA                 Claims paying ability
------------------------------------------------------------------------------------------------------------------




  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4082
333-67373